UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811- 07513

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

Item 1. Schedule of Investments:

Putnam Prime Money Market Fund
The fund's portfolio
6/30/07 (Unaudited)

COMMERCIAL PAPER (54.9%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (38.2%)
Aegis Finance, LLC	5.331	7/16/07	$25,000,000	$24,944,682
Aegis Finance, LLC	5.320	7/2/07	35,000,000	34,994,838
Aegis Finance, LLC	5.310	7/13/07	50,000,000	49,912,000
Amstel Funding Corp.	5.313	8/2/07	50,000,000	49,767,111
Aquifer Funding, LLC	5.313	7/6/07	50,000,000	49,963,264
Aquifer Funding, LLC	5.307	7/3/07	50,000,000	49,985,319
Atlantic Asset Securitization, LLC	5.370	7/24/07	10,071,000	10,036,577
Atlantic Asset Securitization, LLC	5.364	7/13/07	35,000,000	34,937,583
Atlantic Asset Securitization, LLC	5.338	8/15/07	35,000,000	34,768,125
BA Credit Card Trust Emerald Notes	5.360	9/12/07	48,200,000	47,681,984
BA Credit Card Trust Emerald Notes	5.328	8/21/07	37,300,000	37,020,996
BA Credit Card Trust Emerald Notes	5.325	8/28/07	30,000,000	29,745,767
BA Credit Card Trust Emerald Notes	5.321	9/5/07	17,350,000	17,183,006
BA Credit Card Trust Emerald Notes	5.319	8/8/07	20,000,000	19,888,850
BA Credit Card Trust Emerald Notes	5.319	8/1/07	20,000,000	19,909,411
BA Credit Card Trust Emerald Notes	5.315	8/6/07	27,500,000	27,355,763
Barton Capital, LLC	5.341	7/19/07	5,800,000	5,784,572
Bryant Park Funding, LLC	5.325	8/28/07	8,569,000	8,496,382
CHARTA, LLC	5.446	7/5/07	19,830,000	19,818,014
CHARTA, LLC	5.340	8/29/07	9,150,000	9,070,822
CHARTA, LLC	5.321	7/12/07	25,800,000	25,758,613
CHARTA, LLC	5.313	7/9/07	17,000,000	16,980,091
CIT Group, Inc.	5.323	7/17/07	13,832,000	13,799,664
Citibank Credit Card Issuance Trust Dakota Notes	5.321	8/24/07	35,000,000	34,724,375
Citigroup	5.332	8/31/07	25,000,000	24,778,028
Citius II Funding, LLC	5.330	8/27/07	30,000,000	29,750,150
Citius II Funding, LLC	5.329	8/7/07	50,000,000	49,728,667
Citius II Funding, LLC	5.328	8/30/07	50,000,000	49,561,667
Citius II Funding, LLC	5.328	7/2/07	34,000,000	33,995,013
Citius II Funding, LLC	5.320	8/16/07	45,000,000	44,698,125
CRC Funding, LLC	5.329	8/13/07	29,400,000	29,214,584
Curzon Funding, LLC	5.336	11/29/07	50,000,000	48,910,493
Curzon Funding, LLC	5.301	8/1/07	5,704,000	5,678,410
Govco, Inc.	5.333	9/24/07	32,000,000	31,602,578
Govco, Inc.	5.321	9/20/07	25,000,000	24,704,688
Govco, Inc.	5.321	9/7/07	25,300,000	25,049,108
Grampian Funding, LLC	5.360	12/18/07	26,400,000	25,749,240
Grampian Funding, LLC	5.360	7/24/07	34,400,000	34,282,639
Grampian Funding, LLC	5.312	8/17/07	40,000,000	39,727,661
Jupiter Securitization Corp.	5.364	7/17/07	28,824,000	28,755,463
Jupiter Securitization Corp.	5.313	7/19/07	50,000,000	49,867,750
Jupiter Securitization Corp.	5.313	7/11/07	2,424,000	2,420,452
Klio II Funding Corp.	5.340	7/17/07	70,000,000	69,836,191
Klio II Funding Corp.	5.320	7/23/07	30,000,000	29,903,750
Klio II Funding Corp.	5.320	7/10/07	20,024,000	19,997,719
Klio II Funding Corp.	5.318	8/10/07	38,350,000	38,126,292
Klio II Funding Corp.	5.318	7/20/07	44,000,000	43,878,083
Master Funding, LLC Ser. B	5.328	7/31/07	50,000,000	49,780,000
Old Line Funding, LLC	5.370	7/24/07	33,157,000	33,043,668
Park Avenue Receivables Corp.	5.353	8/20/07	25,000,000	24,815,625
Park Avenue Receivables Corp.	5.322	9/7/07	23,204,000	22,973,455
Park Granada, LLC	5.324	7/27/07	55,200,000	54,989,703
Park Granada, LLC	5.323	7/31/07	38,000,000	37,833,117
Park Granada, LLC	5.321	7/6/07	25,246,000	25,227,521
Park Granada, LLC	5.316	7/30/07	47,000,000	46,802,365
Ranger Funding Co., LLC	5.343	8/3/07	26,713,000	26,582,974
Stratford Receivables Co., LLC	5.353	8/2/07	44,400,000	44,190,037
Stratford Receivables Co., LLC	5.348	7/23/07	30,000,000	29,902,467
Stratford Receivables Co., LLC	5.348	7/19/07	40,593,000	40,485,023
Stratford Receivables Co., LLC	5.316	7/2/07	30,000,000	29,995,596
Stratford Receivables Co., LLC	5.313	7/12/07	20,000,000	19,967,703
Stratford Receivables Co., LLC	5.309	7/5/07	40,000,000	39,976,511
Three Rivers Funding Corp.	5.324	7/12/07	31,003,000	30,952,792
Thunder Bay Funding, Inc.	5.324	7/20/07	25,000,000	24,930,069
Thunder Bay Funding, Inc.	5.309	7/18/07	25,000,000	24,937,844
Vehicle Services of America, Ltd. (Bank of America,
N.A. (Letter of credit (LOC))	5.344	8/23/07	12,700,000	12,601,092
Windmill Funding Corp.	5.302	7/9/07	28,000,000	27,967,178
Working Capital Management Co., L.P.	5.351	7/18/07	45,000,000	44,886,737
Working Capital Management Co., L.P.	5.350	7/16/07	5,918,000	5,904,857
Working Capital Management Co., L.P.	5.347	7/13/07	42,944,000	42,867,703
Working Capital Management Co., L.P.	5.336	7/9/07	26,197,000	26,166,029
Working Capital Management Co., L.P.	5.318	7/25/07	25,000,000	24,912,167
Yorktown Capital, LLC	5.339	8/10/07	7,925,000	7,878,331
				2,253,315,124

Foreign (16.7%)
Atlantis One Funding Corp. (Netherlands)	5.341	9/27/07	30,362,000	29,970,870
Bank of Ireland (Ireland)	5.344	8/6/07	35,000,000	34,817,825
Bank of Ireland (Ireland)	5.330	8/17/07	15,000,000	14,896,796
Barclays U.S. Funding Corp. (United Kingdom)	5.319	8/16/07	30,000,000	29,798,175
Barclays U.S. Funding Corp. (United Kingdom)	5.311	8/3/07	40,000,000	39,807,867
Citius I Funding, LLC (United Kingdom)	5.330	9/5/07	40,000,000	39,614,267

Citius I Funding, LLC (United Kingdom)	5.329	7/10/07	42,000,000	41,944,770
COFCO Capital Corp. (Rabobank Nederland (LOC))
(Netherlands)	5.345	7/17/07	31,900,000	31,824,574
ED & F Man Treasury Management (Societe Generale
(LOC)) (France)	5.420	7/2/07	45,673,000	45,666,124
ED & F Man Treasury Management (Societe Generale
(LOC)) (France)	5.420	7/2/07	31,000,000	30,995,333
ED & F Man Treasury Management (Societe Generale
(LOC)) (France)	5.321	8/17/07	25,000,000	24,828,646
Fortis Funding, LLC (Belgium)	5.375	7/30/07	18,600,000	18,519,839
HBOS Treasury Services PLC (United Kingdom)	5.323	8/27/07	45,000,000	44,625,938
HSBC Finance Corp. (United Kingdom)	5.321	7/18/07	25,000,000	24,938,021
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.344	2/1/08	20,000,000	19,386,056
ICICI Bank, Ltd. (Fortis Bank SA/NV (LOC)) (Belgium)	5.268	12/14/07	90,700,000	88,557,424
Rabobank Nederland Austrailian Branch (Netherlands)	5.317	7/11/07	50,000,000	49,926,528
Stadshypotek Delaware, Inc. (Sweden)	5.355	8/24/07	45,800,000	45,435,203
Swedbank (Sweden)	5.354	11/15/07	4,000,000	3,920,388
Swedbank Mortgage AB (Sweden)	5.310	8/22/07	63,000,000	62,522,611
Tulip Funding Corp. (Netherlands)	5.313	7/5/07	30,000,000	29,982,367
UBS Finance (Delaware), LLC (Switzerland)	5.298	7/6/07	30,000,000	29,978,250
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.355	8/6/07	40,000,000	39,791,400
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.352	8/7/07	10,500,000	10,442,696
UniCredito Italiano Bank (Ireland) PLC (Italy)	5.310	7/5/07	38,000,000	37,977,833
Westpac Securities NZ, Ltd. (Australia)	5.341	11/30/07	25,000,000	24,451,111
Westpac Securities NZ, Ltd. (Australia)	5.340	8/29/07	11,000,000	10,904,813
Westpac Securities NZ, Ltd. (Australia)	5.338	10/11/07	43,898,000	43,247,505
Westpac Securities NZ, Ltd. (Australia)	5.334	11/26/07	35,000,000	34,252,497
				983,025,727

Total commercial paper (cost $3,236,340,851)				$3,236,340,851

CORPORATE BONDS AND NOTES (17.7%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (5.1%)
Bank of New York Co., Inc. (The) 144A sr. notes FRN,
Ser. XMTN (M)	5.320	3/10/15	$18,000,000	$18,000,000
HSBC Bank USA sr. notes FRN, Ser. BKNT	5.430	9/21/07	31,700,000	31,707,496
JPMorgan Chase & Co. sr. notes FRN, Ser. MTN (M)	5.300	4/11/12	20,000,000	20,000,000
Lehman Brothers Holdings, Inc. FRN, Ser. MTN (M)	5.350	6/27/13	27,000,000	27,000,000
Lehman Brothers Holdings, Inc. sr. notes FRN, Ser. H	5.350	7/25/07	20,000,000	20,000,517
Merrill Lynch & Co., Inc. FRN, Ser. C (M)	5.330	9/15/10	9,000,000	9,000,000
Merrill Lynch & Co., Inc. sr. notes FRN, Ser. MTN (M)	5.300	8/24/11	25,000,000	25,000,000
Merrill Lynch & Co., Inc. sr. unsec. notes FRN (M)	5.300	4/17/12	45,000,000	45,000,000
Morgan Stanley Dean Witter & Co. FRN	5.480	7/27/07	13,930,000	13,931,650
Morgan Stanley Dean Witter & Co. sr. notes FRN, Ser. F	5.385	4/25/08	26,000,000	26,010,330
National City Bank FRN, Ser. BKNT	5.380	5/2/08	39,400,000	39,428,329
Wachovia Corp. sr. notes FRN	5.435	7/20/07	26,000,000	26,001,493
				301,079,815

Foreign (12.6%)
Banco Espanol de Credito SA 144A sr. unsub. notes FRN
(Spain) (M)	5.335	4/18/12	40,000,000	40,000,000
Banco Santander Totta SA 144A bank guaranty FRN
(Portugal) (M)	5.320	3/7/12	42,300,000	42,300,000
Bank of Ireland 144A unsec. notes FRN, Ser. XMTN
(Ireland) (M)	5.320	10/20/10	25,000,000	25,000,152
BNP Paribas 144A FRN (France) (M)	5.350	5/19/11	29,000,000	29,000,000
Caisse Nationale des Caisses d'Epargne et de
Prevoyance 144A FRB (France) (M)	5.327	5/10/12	45,000,000	45,000,000
Calyon bank guaranty Ser. MTN (France)	5.425	5/9/08	30,000,000	30,000,000
Commonwealth Bank of Australia 144A FRN (Australia) (M)	5.320	8/24/10	20,000,000	20,000,000
Credit Agricole S.A. 144A FRN (France) (M)	5.330	3/22/12	40,000,000	40,000,000
Credit Aqricole S.A. 144A FRN (France) (M)	5.325	7/22/11	20,000,000	20,000,000
Danske Bank A/S 144A FRN (Denmark) (M)	5.290	3/20/13	40,000,000	40,000,000
DnB NOR Bank ASA 144A FRN (Norway) (M)	5.320	5/25/11	25,000,000	25,000,000
HBOS Treasury Services PLC 144A FRN, Ser. MTN* (United
Kingdom) (M)	5.310	2/9/11	22,000,000	22,000,000
HSBC Finance Corp. FRN, Ser. MTN (United Kingdom)	5.390	10/4/07	30,000,000	30,005,206
HSBC USA, Inc. sr. unsec. notes FRN, Ser. EXT (United
Kingdom) (M)	5.320	12/15/11	19,000,000	19,000,000
Lloyds TSB Group PLC 144A FRN, Ser. EXT (United
Kingdom) (M)	5.320	6/5/12	44,500,000	44,500,000
National Australia Bank 144A FRB (Australia) (M)	5.310	3/7/11	29,000,000	29,000,000
Nordea Bank AB 144A FRN (Sweden) (M)	5.330	8/11/10	18,000,000	18,000,000
Nordea Bank AB 144A unsec. notes FRN, Ser. EXL
(Sweden) (M)	5.310	4/8/11	15,000,000	15,000,000
Santander US Debt, S.A. Unipersonal 144A bank guaranty
FRN (Spain)	5.365	10/19/07	45,000,000	45,004,479
UniCredito Italiano Bank (Ireland) PLC 144A bank
guaranty FRN (Italy) (M)	5.340	5/10/12	50,000,000	50,000,000
Westpac Banking Corp. dep. notes FRN (Australia)	5.320	12/7/07	65,000,000	64,996,409
Westpac Banking Corp. 144A FRN (Australia) (M)	5.310	2/16/11	24,000,000	24,000,000
Westpac Banking Corp. 144A FRN (Australia) (M)	5.300	12/6/11	25,000,000	25,000,000
				742,806,246

Total corporate bonds and notes (cost $1,043,886,061)				$1,043,886,061

CERTIFICATES OF DEPOSIT (15.0%)(a)

	Yield (%)	Maturity date	Principal amount	Value

Domestic (1.9%)
Bank of America, N.A. Ser. BN	5.320	8/29/07	$41,000,000	$41,000,000

SunTrust Bank FRN, Ser. CD	5.310	1/28/08		50,000,000	50,006,768
SunTrust Bank FRN, Ser. CD	5.265	9/14/07		21,000,000	20,998,655
					112,005,423

Foreign (13.1%)
Bank of Montreal FRN, Ser. YCD (Canada)	5.420	3/18/08		30,000,000	30,018,262
Bank of Nova Scotia FRN, Ser. YCD (Canada)	5.265	12/31/07		75,000,000	74,991,488
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	5.281	3/17/08		34,600,000	34,596,627
Barclays Bank PLC Ser. YCD (United Kingdom)	5.410	6/2/08		50,000,000	50,000,000
Calyon FRN, Ser. YCD (France)	5.300	9/13/07		47,000,000	46,997,389
Calyon FRN, Ser. YCD (France)	5.271	4/2/08		26,000,000	25,995,416
Canadian Imperial Bank of Commerce FRN, Ser. YCD1
(Canada) (M)	5.320	12/23/10		15,000,000	15,000,000
Credit Suisse New York FRN, Ser. MTN (Switzerland)	5.300	8/1/07		40,000,000	40,000,153
Credit Suisse New York FRN, Ser. YCD (Switzerland)	5.305	9/24/07		49,650,000	49,651,700
Deutsche Bank AG FRN, Ser. YCD (Germany)	5.400	4/24/08		50,000,000	49,991,380
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.320	8/28/07		27,000,000	27,000,000
Mitsubishi UFJ Trust and Banking Corp. Ser. YCD (Japan)	5.320	7/30/07		25,000,000	25,000,099
Natixis Ser. YCD (France)	5.430	7/1/08		50,000,000	50,000,000
Natixis Ser. YCD (France)	5.370	5/22/08		37,000,000	37,000,000
Royal Bank of Canada FRN, Ser. YCD (Canada)	5.265	3/24/08		40,000,000	39,994,180
Societe Generale FRN, Ser. YCD (France)	5.365	11/27/07		30,000,000	30,000,000
Societe Generale Ser. ECD (France) (acquired 1/18/07,
cost $45,991,923) (RES)	5.320	7/9/07		46,000,000	45,999,622
Svenska Handelsbanken FRN, Ser. YCD (Sweden)	5.265	10/4/07		28,000,000	27,998,558
Swedbank FRN, Ser. YCD (Sweden)	5.270	4/3/08		28,000,000	27,994,785
UniCredito Italiano SpA FRN, Ser. YCD (Italy)	5.310	5/2/08		43,000,000	42,999,894
					771,229,553

Total certificates of deposit (cost $883,234,976)					$883,234,976

TIME DEPOSITS (4.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

BNP Paribas (France)	5.350	7/2/07		$75,000,000	$75,000,000
Deutsche Bank AG (Germany)	5.320	7/2/07		90,000,000	90,000,000
Rabobank Nederland (Netherlands)	5.375	7/2/07		76,000,000	76,000,000

Total time deposits (cost $241,000,000)					$241,000,000

MUNICIPAL BONDS AND NOTES (2.5%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

CO Hsg. & Fin. Auth. VRDN
(Multi-Fam.), Ser. B-1, Class II, MBIA (DEPFA Bank PLC
(LOC)) (M)	5.350	10/1/44	VMIG1	$19,000,000	$19,000,000
(Single Fam.), Ser. A-1, Class I (Dexia Credit Local
(LOC)) (M)	5.350	11/1/34	VMIG1	21,215,000	21,215,000
(Single Fam. Mtge.), Ser. B-2 (JPMorgan Chase Bank
(LOC)) (M)	5.350	11/1/33	VMIG1	17,880,000	17,880,000
KY Hsg. Corp. VRDN, Ser. W (Lloyds TSB Bank PLC (LOC))
(M)	5.320	7/1/37	VMIG1	10,000,000	10,000,000
North TX, Higher Ed. Auth. Inc. VRDN (Student Loan)
Ser. C, AMBAC (M)	5.320	12/1/45	VMIG1	46,100,000	46,100,000
Ser. B, AMBAC (DEPFA Bank PLC (LOC)) (M)	5.320	12/1/44	VMIG1	30,700,000	30,700,000

Total municipal bonds and notes (cost $144,895,000)					$144,895,000

PROMISSORY NOTES (1.4%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Goldman Sachs Group, Inc. (The) (acquired 4/10/07,
cost $41,600,000) (RES)	5.350	4/10/08		$41,600,000	$41,600,000
Goldman Sachs Group, Inc. (The) FRN (acquired 2/28/07,
cost $41,600,000) (RES)	5.330	11/23/07		41,600,000	41,600,000

Total promissory notes (cost $83,200,000)					$83,200,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.8%)(a) (cost $45,000,000)

	Yield (%)	Maturity date		Principal amount	Value

Fannie Mae notes	5.300	1/8/08		$45,000,000	$45,000,000

ASSET-BACKED SECURITIES (0.4%)(a) (cost $24,750,115)
	Yield (%)	Maturity date		Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRB Ser. 03-1A,
Class A1MM (Cayman Islands) (M)	5.350	12/28/18		$24,750,115	$24,750,115

SHORT-TERM INVESTMENTS (3.4%)(a)
				Principal amount	Value

Interest in $100,000,000 tri-party repurchase
agreement dated June 29, 2007 with Lehman
Brothers, Inc. due July 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $100,045,125 for an effective yield of 5.415%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 5.50% to 6.70% and due
dates ranging from December 14, 2015 to
June 15, 2037, valued at $102,001,478)				$100,000,000	$100,000,000

Interest in $100,000,000 tri-party repurchase
agreement dated June 29, 2007 with Merrill Lynch
Government Securities due July 2, 2007 with respect to
various U.S. Government obligations -- maturity value

of $100,045,125 for an effective yield of 5.415%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 6.29% to 8.04% and due
dates ranging from December 21, 2007 to
October 1, 2045, valued at $102,003,135)	100,000,000	100,000,000

Total short-term investments (cost $200,000,000)		$200,000,000
TOTAL INVESTMENTS

Total investments (cost $5,902,307,003) (b)		$5,902,307,003

NOTES

(a) Percentages indicated are based on net assets of $5,897,673,312.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at June 30, 2007 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2007. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2007 was $129,199,622 or 2.2% of net assets.

(M) The security's effective maturity date is less than one year.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on Variable Rate Demand Notes (VRDN), Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2007.

The dates shown on debt obligations are the original maturity dates.

AMBAC represents AMBAC Indemnity Corporation.

MBIA represents MBIA Insurance Company.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2007: (as a percentage of Portfolio Value)

Australia	4.7%
Belgium	2.1
Canada	2.7
Denmark	0.7
France	9.8
Germany	2.4
Ireland	2.1
Italy	2.2
Japan	0.9
Netherlands	3.7
Portugal	0.7
Spain	1.4
Sweden	3.4
Switzerland	2.0
United Kingdom	7.1
United States	53.2
Other	0.9

Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 29, 2007